Goodwill Allocated to Reporting Units (Detail) - USD ($) $ in Thousands	Mar. 31, 2018	Dec. 31, 2017	Mar. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Goodwill [Line Items]
Goodwill	$ 1,337,051	$ 1,337,122	$ 1,097,329	$ 1,069,408	$ 1,038,346
India
Goodwill [Line Items]
Goodwill		735,596		493,084
China
Goodwill [Line Items]
Goodwill		60,171		58,139
Europe
Goodwill [Line Items]
Goodwill		41,775		36,584
Americas
Goodwill [Line Items]
Goodwill		57,021		48,713
IT Services
Goodwill [Line Items]
Goodwill		$ 442,559		$ 432,888